CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ (22,432,150)	$ (33,262,516)	$ 4,444,464
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Share-based compensation	2,119,171	4,353,607	3,345,896
Bad debt expense	(8,404)	(13,275)	(24,540)
Depreciation and amortization	4,216,264	4,337,701	4,468,527
Impairment losses	1,684,668	81,870
Loss on disposal of property and equipment	951,933	389,744	610,138
Changes in operating assets and liabilities:
Accounts receivable	552,365	(397,854)	512,202
Amount due from a related party	356,090	(356,090)
Other receivables	1,782,226	3,153,303	(5,856,605)
Advances to suppliers and prepaid expenses	843,454	(639,940)	219,816
Merchandise inventories	3,998,614	6,193,787	(15,630,526)
Prepaid land use right		(6,234,620)
Other non-current assets	583,524	(393,629)	431,015
Accounts payable	(2,492,648)	(1,445,285)	3,892,684
Advances from customers	(164,059)	(1,378,387)	521,088
Accrued expenses	(3,580,741)	1,791,986	(1,438,348)
Amount due to a related party	547,478	(8,529)	(167,212)
Income tax payable	(17,368)	283,371	(538,667)
Other current liabilities	(254,229)	1,134,255	496,559
Deferred tax	323,911	2,701,243	(1,160,536)
Net cash used in operating activities	(10,989,901)	(19,709,258)	(5,874,045)
Cash flows from investing activities:
Purchase of property and equipment	(10,166,624)	(33,627,377)	(6,671,142)
Purchase of intangible assets	(640,506)	(540,494)	(703,705)
Proceeds from disposal of property and equipment	246,580	195,777	60,123
Prepayment for the new equity investment	(5,000,000)
Purchase of short-term investments	(20,682,480)	(20,631,910)	(30,199,200)
Proceeds from sale of short-term investments	20,631,910	30,199,200	7,322,363
Net cash used in investing activities	(15,611,120)	(24,404,804)	(30,191,561)
Cash flows from financing activities
Collection of note receivable from option exercise	9,325		556,988
Gross proceeds from issuance of ordinary shares from initial public offering			105,229,853
Repurchase of fraction shares during ADS conversion		(5)
Repurchase of treasury shares	(572,168)
Offering expenses incurred (refund)		15,418	(3,096,180)
Net cash provided by (used in) financing activities	(562,843)	15,413	102,690,661
Effect of exchange rate changes	357,382	(1,815,758)	629,044
Net increase (decrease) in cash and cash equivalents	(26,806,482)	(45,914,407)	67,254,099
Cash and cash equivalents at beginning of year	40,097,545	86,011,952	18,757,853
Cash and cash equivalents at end of year	13,291,063	40,097,545	86,011,952
Supplemental disclosure of cash flow information
Income taxes paid	41,987	314,121	3,151,197
Non-cash investing and financing activities:
Payables for purchase of property and equipment	4,840,689	4,009,951	156,341
Deferred initial public offering cost			$ (493,271)